Note 15 - Subsequent Events (Details Textual) - USD ($) $ in Millions	Apr. 30, 2022	Apr. 29, 2022	Jul. 06, 2022	Mar. 31, 2022	Mar. 11, 2022	May 19, 2021	Apr. 12, 2021	Mar. 08, 2021
ABL Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 68.4
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 75.0	$ 75.0	$ 40.0
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase					10.0
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments					$ 5.0
Debt Instrument, Borrowing Base, Percent of Accounts Receivable				85.00%
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 20.0	$ 10.0
Subsequent Event [Member] | ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 150.0
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase		25.0
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments		$ 5.0
Debt Instrument, Borrowing Base, Percent of Accounts Receivable		90.00%
Debt Instrument, Debt Coverage Ratio, Trigger		15.00%
Subsequent Event [Member] | ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.00%
Subsequent Event [Member] | Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Commitment Fee Amount		$ 22.5
Subsequent Event [Member] | Revolving Credit Facility [Member] | BMO Harris Bank, N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 50.0
Plateplus Inc. [Member] | Subsequent Event [Member]
Payments to Acquire Productive Assets, Total	$ 63.8
Stock Issued During Period, Shares, Acquisitions (in shares)	516,041